Accounts Receivables - Summary of Accounts Receivable and Ageing Analysis (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Line Item
Accounts receivable	¥ 1,490	¥ 1,170
Less: provision for impairment of trade receivables	(7)	(9)	¥ (6)
Accounts receivable, net	1,483	1,161
Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	1,490	1,170
Ageing analysis of the accounts receivables that past due but not impaired
Accounts Receivable Line Item
Accounts receivable	114	51
Up to 3 months | Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	1,304	1,123
3 to 6 months | Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	144	31
Over 6 months | Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	42	16
Over 6 months | Ageing analysis of the accounts receivables that past due but not impaired
Accounts Receivable Line Item
Accounts receivable	20	7
Up to 6 months | Ageing analysis of the accounts receivables that past due but not impaired
Accounts Receivable Line Item
Accounts receivable	¥ 94	¥ 44